Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39124
Entity Registrant Name	Centogene N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Am Strande 7
Entity Address, Postal Zip Code	18055
Entity Address, City or Town	Rostock
Entity Address, Country	DE
Title of 12(b) Security	Common shares, par value EUR 0.12 per share
Trading Symbol	CNTG
Security Exchange Name	NASDAQ
Entity Common Units, Units Outstanding	27,595,835
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1251
Auditor Location	Berlin, Germany
Entity Central Index Key	0001757097
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Am Strande 7
Entity Address, Postal Zip Code	18055
Entity Address, City or Town	Rostock
Entity Address, Country	DE
Contact Personnel Name	Kim Stratton
City Area Code	+49
Local Phone Number	381 80113 500
Contact Personnel Email Address	kim.stratton@centogene.com